Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 537	€ 451
Payroll tax and other payroll liabilities	6,334	6,928
Other payables	672	247
Other current liabilities	€ 7,543	€ 7,627